Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and due from depository institutions	$ 9,467	$ 13,490	$ 15,045
Interest bearing deposits in depository institutions	49,158	20,006	66,350
Cash and Cash Equivalents	58,625	33,496	81,395
Investment securities available for sale, at fair value	81,701	74,389	40,719
Investment securities held to maturity (fair value of $746 (unaudited), $4,024 and $4,925, respectively)	696	3,797	4,716
Restricted stock, at cost	4,827	5,349	6,567
Loans receivable, net of allowance for loan losses of $8,076 (unaudited), $10,101 and $8,157, respectively	467,028	506,019	547,323
Other real estate owned	4,743	8,321	5,315
Accrued interest receivable	1,632	1,897	2,113
Property and equipment, net	7,927	8,165	8,765
Deferred income taxes, net	6,930	7,465	4,462
Bank-owned life insurance	15,026	14,760	14,213
Other assets	2,469	2,910	4,918
Total Assets	651,604	666,568	720,506
Liabilities and Shareholders' Equity
Deposits-noninterest-bearing	21,413	19,833	18,503
Deposits-interest-bearing	515,616	534,622	578,355
Total Deposits	537,029	554,455	596,858
FHLB advances	48,593	49,098	55,334
Advances from borrowers for taxes and insurance	2,297	651	585
Accrued interest payable	246	233	267
Other liabilities	1,536	1,847	1,255
Total Liabilities	589,701	606,284	654,299
Commitments and Contingencies
Shareholders' Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none issued	0	0	0
Common stock, $0.01 par value, 40,000,000 shares authorized, issued and outstanding: 6,102,500	62	62	62
Additional paid-in capital	25,861	25,889	25,912
Retained earnings	38,107	36,637	42,830
Treasury stock-at cost, 50,000 shares	(477)	(477)	(477)
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,105)	(2,178)	(2,299)
Accumulated other comprehensive income	455	351	179
Total Shareholders' Equity	61,903	60,284	66,207
Total Liabilities and Shareholders' Equity	$ 651,604	$ 666,568	$ 720,506